Capital Stock - Summary of Non-Vested Stock Option Activity and Related Information (Detail) - Nonvested - $ / shares	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Options
Outstanding non-vested stock options - beginning of year (in shares)	0	0	71,732
Grants in period (shares)	0	0	0
Vested (in shares)	0	0	(71,732)
Forfeited / expired (in shares)	0	0	0
Outstanding non-vested stock options - end of year (in shares)	0	0	0
Weighted-Average Grant Date Fair Value
Outstanding non-vested stock options - beginning of year (in dollars per share)	$ 0	$ 0	$ 8.00
Granted (in dollars per share)	0	0	0
Vested (in dollars per share)	0	0	8.00
Forfeited / expired (in dollars per share)	0	0	0
Outstanding non-vested stock options - end of year (in dollars per share)	$ 0	$ 0	$ 0